2. Investment Securities (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Book value of available for sale securities	$ 40,625,821	$ 28,236,279
Fair value of available for sale securities	40,886,059	28,425,092
Proceeds from sales of securities	36,421,608	0
Gains from sales of securities	351,301
Investment in FHLBB stock	3,400,000	3,700,000
Dividend income on FHLBB stock	$ 17,892	$ 10,917
U.S. GSE debt securities
Securities in Investment Portfolio	8	1
U.S. Government securities
Securities in Investment Portfolio	21	1